SECURITIES HELD FOR SALE AND DUE TO INVESTOR	6 Months Ended
Aug. 31, 2015
Securities Held For Sale And Due To Investor
SECURITIES HELD FOR SALE AND DUE TO INVESTOR

As part of the June 30, 2014 equity financing (see Note 3), the Company received 4,800,000 shares of common stock of Quantum Materials Corp. (“Consideration Shares”) in lieu of $1,000,000 of cash proceeds from an investor. In the event the Company does not receive gross proceeds of at least $1,000,000 from the sale of the Consideration Shares by the earliest to occur of (i) September 28, 2014 or (ii) the date the Company has sold of the Consideration Shares, then the investor shall make a payment to the Company equal to the difference between $1,000,000 and the aggregate gross proceeds received by the Company from the sale of the Consideration Shares.  In the event the Company received gross proceeds of at least $1,000,000 from the sale of the Consideration Shares within the 90 days following the closing date of the equity financing, the Company shall immediately cease to sell the Consideration Shares and return all the unsold Consideration Shares to the investor and any proceeds from the sale of the Consideration Shares in excess of the $1,000,000.

The Company has elected to account for the Consideration Shares and the related liability to the investor at fair value.  As such, any changes in fair value of the Consideration Shares and the related liability, which are expected to offset each other, are recorded in earnings.  The Consideration Shares and the related liability due to investor are financial instruments which are considered Level 1 in the fair value hierarchy and whose value is based on quoted prices in an active market.

The fair value of the Consideration Shares at the time of the closing of the equity financing amounted to approximately $1,344,000. During the three months ended August 31, 2014, the Company generated approximately $786,000 of proceeds from the sale of the Consideration Shares.  As of August 31, 2014, the unsold Consideration Shares had an aggregate fair value of approximately $459,000.  As of August 31, 2014, the Company recorded a liability amounted to approximately $245,000. This amount, which is payable to the investor, was measured as the excess of the combined amount of (1) the proceeds from the sale of the Consideration Shares and (2) the fair value of the remaining unsold Consideration Shares over $1,000,000. During the six months ended August 31, 2014, the decrease in fair value of both the Consideration Shares and the related liability due to the investor amounted to approximately $99,000, with both recorded in earnings. On October 14, 2014, the Company entered into an agreement with the investor whereby the remaining Consideration Shares were to be kept by the Company in exchange for the issuance of Series A Convertible Preferred Stock.  As of February 28, 2015, the Company had sold all remaining Consideration Shares.